Shareholders' Equity and Equity incentive Plan (Details 3) - 2021 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 39,158	$ 44,960	$ 38,909
Cost of revenue
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	929	639	262
Research and development
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	17,291	26,266	21,970
Sales and marketing
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	5,836	4,259	3,877
General and administrative
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 15,102	$ 13,796	$ 12,800